Leases-Group as Lessee - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [abstract]
Lives of significant operating leases	The significant leases have a lease term of five years without renewal option included in the contracts. There are no restrictions placed upon the Group by entering into these leases.
Operating lease expenses	¥ 10,252	¥ 5,468	¥ 4,580
Minimum lease payment expenses	6,960	3,759	3,309
Variable lease payment expenses	¥ 3,292	¥ 1,709	¥ 1,271